Taxation - Reconciliation of the differences between statutory tax rate and the effective tax rate (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
Reconciliation of the differences between statutory tax rate and the effective tax rate, Amount
PRC Statutory income tax rate	¥ (24,273)
Changes in valuation allowances	72,032
Nontaxable or Nondeductible items
Effect of preferential tax benefits	12,582
Effect of Super Deduction available	(54,855)
Permanent differences	35,650
Total income tax expenses	¥ 12,806	$ 1,831	¥ 13,500	¥ 13,215
Tax Jurisdiction of Domicile [Extensible Enumeration]	China	China	China
Reconciliation of the differences between statutory tax rate and the effective tax rate, Percent
PRC Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Effect of tax holiday and preferential tax benefits			(42.90%)	(19.10%)
Statutory tax rate difference			64.80%	22.80%
Permanent differences	(36.70%)	(36.70%)	10.50%	(10.30%)
Changes in valuation allowances	(74.10%)	(74.10%)	(241.80%)	(58.70%)
Nontaxable or Nondeductible items
Preferential tax rate	(13.00%)	(13.00%)
Effect of Super Deduction available	56.50%	56.50%	145.20%	33.40%
Income tax expense	(13.20%)	(13.20%)	(39.20%)	(6.90%)
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB) | ¥ / shares			¥ 0.19	¥ 0.28
Singapore
Reconciliation of the differences between statutory tax rate and the effective tax rate, Amount
Statutory tax rate difference	¥ (2,847)
Others	¥ 54
Reconciliation of the differences between statutory tax rate and the effective tax rate, Percent
PRC Statutory income tax rate	17.00%	17.00%
Statutory tax rate difference	2.90%	2.90%		17.00%
Others	(0.10%)	(0.10%)
Hong Kong
Reconciliation of the differences between statutory tax rate and the effective tax rate, Amount
Statutory tax rate difference	¥ (7,282)
Non-taxable income	(13,493)
Others	¥ (1)
Reconciliation of the differences between statutory tax rate and the effective tax rate, Percent
PRC Statutory income tax rate	16.50%	16.50%
Statutory tax rate difference	7.50%	7.50%
Non-taxable income	13.90%	13.90%
Others	0.00%	0.00%
Cayman Islands
Reconciliation of the differences between statutory tax rate and the effective tax rate, Amount
Statutory tax rate difference	¥ (10,437)
Reconciliation of the differences between statutory tax rate and the effective tax rate, Percent
Statutory tax rate difference	10.80%	10.80%	0.00%	0.00%
United States
Reconciliation of the differences between statutory tax rate and the effective tax rate, Amount
Withholding tax	¥ 4,059
Reconciliation of the differences between statutory tax rate and the effective tax rate, Percent
Withholding tax	(4.20%)	(4.20%)
China
Reconciliation of the differences between statutory tax rate and the effective tax rate, Amount
Withholding tax	¥ 1,612
Others	¥ 5
Reconciliation of the differences between statutory tax rate and the effective tax rate, Percent
PRC Statutory income tax rate	25.00%	25.00%
Withholding tax	(1.70%)	(1.70%)
Others	0.00%	0.00%